Net Loss Per Share Attributable to Common Stockholders	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 29, 2020
Net Loss Per Share Attributable to Common Stockholders
Net Loss Per Share Attributable to Common Stockholders

(10)   Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the computation of basic and diluted net loss per share attributable to Accolade’s common stockholders:

	2019	2020	2019	2020
Net loss	$(15,026)	$(15,371)	$(30,929)	$(29,331)
Weighted-average shares used in computing net loss per share	5,336,501	33,029,147	5,141,047	20,277,416
Net loss per share attributable to common stockholders, basic and diluted	$(2.82)	$(0.47)	$(6.02)	$(1.45)

As the Company has reported net loss for each of the periods presented, all potentially dilutive securities are antidilutive. The following potential outstanding shares of common stock were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	2019	2020
Stock options	9,092,367	9,426,565
Common stock warrants	317,882	—
Total	9,410,249	9,426,565

(12) Net Loss Per Common Share

The following table sets forth the computation of basic and diluted net loss per common share:

	Fiscal year
	2019	2020
Net loss	$(56,496)	$(51,365)
Net loss per common share, basic and diluted	$(12.17)	$(9.13)
Weighted‑average shares used to compute net loss per common share, basic and diluted	4,641,256	5,626,713

As the Company has reported net losses for each of the periods presented, all potentially dilutive securities are antidilutive. The following potential outstanding shares of common stock were excluded from the computation of diluted net loss per common share for the periods presented because including them would have been antidilutive:

	Fiscal year
	2019	2020
Stock options	8,147,544	7,996,056
Common stock warrants	182,288	317,861
Total	8,329,832	8,313,917

Unaudited Pro Forma Net Loss Per Common Share

Unaudited pro forma basic and diluted net loss per common share for the fiscal year ended February 29, 2020 has been computed to give effect to the conversion of convertible preferred stock into common stock and related deemed dividend in connection with the Initial Public Offering (IPO) as of the beginning of the period presented or the date of issuance as well as the automatic cashless exercises of warrants to purchase 1,401,836 shares of common stock based on the fair market value of the Company’s common stock equal to the IPO price of $22.00 per share (exclusive of warrants with nominal exercise prices that are already included in basic loss per share).

The following table sets forth the computation of the unaudited pro forma basic and diluted net loss per share:

Fiscal Year Ended
February 29,
2020
Numerator:
Net loss	$(51,365)
Deemed dividend attributable to preferred shareholders	(239,294)
Net loss attributable to common stockholders	$(290,609)
Denominator:
Weighted‑average shares used to compute net loss per common share, basic and diluted	5,626,713
Pro forma adjustment to reflect conversion of convertible preferred stock	28,964,247
Pro forma adjustment to reflect automatic cashless exercise of warrants	42,492
Weighted‑average shares used to compute pro forma net loss per common share, basic and diluted	34,633,452
Pro forma net loss per common share, basic and diluted	$(8.39)